PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Basis of presentation and use of estimates

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s financial statements mainly include share-based compensation, allowance for doubtful accounts, assumption of redemption rate utilized in customer loyalty program, assumptions and inputs used in fair value measurement of financial liabilities, assessment of recoverability of long-lived assets and goodwill, useful lives of long-lived assets, determination of fair value of identifiable assets and liabilities acquired through business combinations, recognition of non-controlling interests, and valuation of deferred tax assets. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates.

Certain prior period balances have been reclassified to conform to the current period presentation in the Group’s Consolidated Financial Statements. Such reclassification, which had no effect on previously reported results of operations or retained earnings, included a) reclassifying “personnel costs of franchised-and-managed hotels” as its own line item from “general and administrative expenses” for the years ended December 31, 2009 and 2010 to conform to the presentation in the consolidated statements of operations for the year ended December 31, 2011 and b) Combining “accruals for customer reward program” with “other unpaid and accruals” as of December 31, 2010 to conform to the presentation in the consolidated balance sheets as of December 31, 2011 due to that the accruals for customer reward program as of December 31, 2011 were not significant and the balances were disclosed in note 2r.

Basis of consolidation and accounting for investments

b. Basis of consolidation and accounting for investments

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant transactions and balances between the Company, its subsidiaries and certain VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Prior to January 1, 2010, the Company followed FIN 46(R): Consolidation of Variable Interest Entities, an interpretation of ARB No. 51, in accounting for variable interest entities and the consolidation. Certain entities were considered variable interest entities because the equity at risk of each entity was not sufficient to finance its intended activities without additional financial support. The Company was considered the primary beneficiary of these entities because it absorbed a majority of the entities’ expected losses and received a majority of the entities’ expected residual returns. Accordingly, the financial statements of the following VIEs were consolidated into the Company’s financial statements since their respective date of establishment/acquisition:

Name of VIE	The Company’s ownership interest

Home Inns & Hotels Management (Xiamen) Co., Ltd. (“Home Inns Xiamen”)	51%
Home Inns & Hotels Management (Fuzhou) Co., Ltd. (“Home Inns Fuzhou”)	51%
Home Inns & Hotels Management (Caoxi) Co., Ltd. (“Home Inns Caoxi”)	51%
Home Inns & Hotels Management (Caobao) Co., Ltd. (“Home Inns Caobao”)	75%
Home Inns & Hotels Management (Dongguan) Co., Ltd. (“Home Inns Dongguan”)	65%
Home Inns & Hotels Kuaijie (Fuzhou) Co., Ltd. (“Home Inns Fuzhou Kuaijie”)	70%

In June 2009, the FASB issued FAS 167: Amendments to FASB Interpretation No. 46(R), codified primarily in ASC 810, Consolidation. This guidance modified the method for determining whether an entity is a variable interest entity as well as the methods permitted for determining the primary beneficiary of a variable interest entity. In addition, this guidance required ongoing reassessments of whether a company is the primary beneficiary of a variable interest entity and enhanced disclosures related to a company’s involvement with a variable interest entity. The Company adopted this guidance as of January 1, 2010.

In accordance with the new guidance, the Company is deemed to have a controlling financial interest and is the primary beneficiary of these VIEs as it has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. As a result, the Company continues to consolidate the same VIEs that were consolidated prior to January 1, 2010 and the adoption of FAS 167 effective as of January 1, 2010 did not have any impact on the Company’s consolidated financial statements.

The total registered capital of the six VIEs was RMB 6,010 as of December 31, 2010. The total net assets of the consolidated VIEs were RMB 26,262 as of December 31, 2010. The total net income of the six VIE was RMB 11,436 and RMB 16,257 in the year ended December 31, 2009 and 2010, respectively. Management monitors the regulatory risk associated with these contractual arrangements. There are no consolidated VIE assets that are collateral for the VIE obligations and which can only be used to settle the VIE’s obligations. Creditors of the VIE have no recourse to the general credit of Home Inns & Hotels Management (Shanghai) Co., Ltd., which is the primary beneficiary of the VIEs.

In 2011, the Company has determined that equity investment of the six VIEs were no longer considered variable interest entities effective for the year ended December 31, 2011. As the group has majority legal ownership in these entities, it continues to consolidate these entities. The reconsideration event did not have any impact on the Company’s consolidated financial statements.

The Company evaluates its business relationships such as those with franchisees to identify potential variable interest entities. Generally, these businesses qualify for the business scope exception under the consolidation guidance. The Company has concluded that consolidation of any such entities is not appropriate for the periods.

Foreign currencies

c. Foreign currencies

The Group’s functional currency and reporting currency is Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. All such exchange gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

Convenience translation

d. Convenience translation

Translations of balances in the statements of operations, balance sheet and statement of cash flows from RMB into United States dollars (“US$”) as of and for the year ended December 31, 2011 are solely for the convenience of the reader and were calculated at the rate of US$ 1.00 = RMB 6.2939, on December 31, 2011, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2011, or at any other rate.

Cash and cash equivalents

e. Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and liquid investment which are unrestricted as to withdrawal or use, and which have original maturities of three months or less that are placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2010 included US$ 211,592 thousand and HK$ 0.1 thousand. Cash and cash equivalents balance as of December 31, 2011 included US$ 52,747 thousand and HK$ 0.1 thousand.

Restricted cash

f. Restricted cash

Restricted cash consists of cash proceeds from the exercise of share options by the Company’s employees which are yet to be transmitted to them, cash reserved in specific interests reserve account (“IRA”) for term loans which will be repaid in 6 months, and cash deposited in an escrow account for the settlement of the outstanding purchase consideration of Motel 168 acquisition.

Allowance for doubtful accounts

g. Allowance for doubtful accounts

Provision is made against receivables to the extent collection is considered to be doubtful. Accounts receivable and other receivables in the balance sheet are stated net of such provision, if any. As of December 31, 2010 and 2011, the allowance for doubtful accounts was nil and RMB 295, respectively.

Consumables

h. Consumables

The Group purchases consumables for the operation of leased-and-operated hotels. Consumables include fabrics, such as towels and beddings, which need to be renewed periodically. Consumables are amortized over their useful lives, generally one year or less, from the time they are put into use and are stated at purchase price less accumulated amortization.

Property and equipment, net

i. Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization and impairment losses, if any. The cost of property and equipment comprises its purchase price and any directly attributable costs, including interest cost during the period the asset is brought to its working condition and location for its intended use.

Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years

Construction in progress represents leasehold improvements under construction or installation and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to property and equipment and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the statements of operations as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Fair value measurement

j. Fair value measurement

The Company adopted Accounting Standard Codification (“ASC”) 820 “Fair value measurements and disclosures” on January 1, 2008. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The guidance outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and the guidance details the disclosures that are required for items measured at fair value.

The Company measures the fair value of financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are nor active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including their own data.

The following table presents information about the Group’s financial liabilities classified as Level 3 as of December 31, 2011 and December 31, 2010.

	Balance as of December 31, 2011
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	971,693	—	—	971,693
Interest rate swap transaction	7,315	—	—	7,315

Total financial liability, non-current	979,008	—	—	979,008

	Balance as of December 31, 2010
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	1,227,577	—	—	1,227,577

Total financial liability, non-current	1,227,577	—	—	1,227,577

A summary of changes in Level 3 financial liabilities for the year ended December 31, 2011 was as follows:

Balance at December 31, 2010	1,227,577
Less: Unrealized gains - change in fair value (note 12)	(198,547)
Less: foreign exchange gains (note 12)	(57,337)
Add: Interest rate swap transaction (note 12)	7,315

Balance at December 31, 2011	979,008

Fair value of financial instruments

k. Fair value of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, receivables, payables, accruals, term loans and convertible bonds and financial liability. In accordance with ASC 820, fair value of cash and cash equivalents, restricted cash, receivables, payables, and accruals is measured using Level 1 inputs and their carrying values approximated their estimated fair values due to the short-term nature of these financial instruments. The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities. Fair value of convertible bonds is measured using Level 1 input, which is based on quotes obtained from over-the-counter trading activities (Refer to Note 11). Fair value of financial liability associated with the issuance of convertible notes in 2010 is measured using Level 3 inputs, which is measured using a binomial model. Fair value of the financial liability associated with the interest rate swap transaction in 2011 is measured using level 3 inputs, which is measured using the discounted cash flow method. (Refer to Note 12)

Business combinations

l. Business combinations

U.S. GAAP requires that business combinations be accounted for under the acquisition method. From January 1, 2009, the Group adopted ASC805 “Business Combinations”. Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the entity acquired, the difference is recognized directly in the statements of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Jointly ventures

m. Jointly ventures

Investment in a joint venture is accounted for by the equity method of accounting as the Group has the ability to exercise significant influence but does not own a majority equity interest. Under this method, the Group’s income (loss) from investment is recognized in the consolidated statements of operations. Unrealized gains on transactions between the Group and the joint venture are eliminated to the extent of the Group’s interest in the joint venture, if any; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in the joint venture equals or exceeds its interest in the joint venture, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the joint venture.

The Group reviews its investment in the joint venture to determine whether a decline in fair value below the carrying value is other than temporary at period end. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry-specific or investee-specific reasons, and changes in valuation subsequent to the balance sheet date and the Group’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value. There was no impairment losses for its investment in the joint venture in the year ended December 31, 2011.

Goodwill

n. Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. US GAAP requires that a two-step impairment test be performed annually or whenever events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The first step of the test for impairment compares the book value of the Group’s reporting unit under which goodwill is recorded to its estimated fair value. The second step of the goodwill impairment test, which is only required when the net book value of the reporting unit exceeds the fair value, measures the impairment as the difference between the implied fair value of goodwill and its book value. Goodwill is not amortized. No impairment of goodwill was recognized for the years ended December 31, 2009, 2010 and 2011.

Intangible assets, net

o. Intangible assets, net

Intangible assets consist primarily of intangible assets acquired in business combinations and software purchased from third parties. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand, favorable lease agreements and certain franchise agreements existing as of the date of acquisition, are recognized and measured at fair value upon acquisition.

Except brand, intangible assets arising from business combinations are amortized on a straight-line base over the remaining operating lease term, the franchise agreement term, or estimated life of customer relationship. The estimated useful lives of amortized intangibles are reassessed if circumstances occur that indicate the useful lives have changed.

The trademarked Motel 168 brand was registered in PRC China with remaining legal life of 7 years and can be renewed with minimal costs. Motel 168 is a well recognized brand in the economy hotel industry in PRC China. The useful life of the brand is indefinite. The Group evaluates indefinite-lived intangible asset each reporting period to determine whether events and circumstances continue to support an indefinite useful life.

Purchased software is stated at cost less accumulated amortization and impairment, if any, and is amortized on the straight-line basis over its estimated useful life of 5 years.

Impairment of long-lived assets and definite-lived intangible assets

p. Impairment of long-lived assets and definite-lived intangible assets

Long-lived assets and definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. If the total of the expected future undiscounted cash flows is less than the carrying value, an indication of impairment is present and a loss is recognized in the statements of operations for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. The impairment loss recognized for the year ended December 31, 2009, 2010 and 2011 was RMB 5,477, nil and RMB 1,705, respectively.

Employee benefits

q. Employee benefits

The employees of the Group’s PRC subsidiaries and VIE entities are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits. These entities are required to accrue for these benefits based on certain percentages of the employees’ salaries, subject to certain ceilings, in accordance with the relevant PRC regulations and make contributions to the government-sponsored plans out of the amounts accrued. Employee benefits expense was RMB 90,525, RMB 103,292 and RMB180,145 for the years ended December 31, 2009, 2010 and 2011, respectively. Amounts accrued and included in salaries and welfare payable and other unpaid and accruals in the balance sheets were RMB 3,796 and RMB12,524 for the years ended December 31, 2010 and 2011, respectively.

Accruals for customer reward program

r. Accruals for customer reward program

The Group invites its customers to participate in a customer reward program. Prior to November 14, 2004, membership was free of charge. A one-time membership fee was charged after that date for new members. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts. The estimated incremental costs to provide membership upgrades, room night awards and other gifts are accrued and recorded as accruals for customer reward program as members accumulate points and recognized as sales and marketing expenses in the statements of operations. As members redeem awards or their entitlements expire, the provision is reduced correspondingly.

Prior to the second quarter of 2011, the Group did not apply redemption rate to the estimation on reward cost due to limited history in its customer reward program. With sufficient historical information and accumulated knowledge on reward points redemption and expiration, the Group has applied a historical redemption rate of 20% prospectively in estimating the costs of reward points since April 1, 2011. After the acquisition of Motel 168, the terms under the Motel 168’s customer reward program have been updated to conform to that of Home Inns’ customer reward program. The Group reassesses the redemption rate at each period end to ensure that the estimate of redemption rate is reasonable.

As of December 31, 2010 and 2011, the accruals for customer reward program amounted to RMB 17,406 and RMB 5,211, respectively, based on the estimated liabilities under the customer reward program. Had the Group not applied the redemption rate in estimating accruals for customer reward program, the accrual balance as of December 31, 2011 would have been RMB 19,851, implying an impact of RMB 14,641 to the consolidated statement of operation in 2011.

Deferred Revenue

s. Deferred Revenue

Deferred revenue generally consists of advances received from customers for room stays, initial franchise fees received prior to the Group fulfilling its commitments to the franchisee, and cash received from sale of membership programs. Non-current portion of deferred revenue represents cash received from initial franchise fees and sales of membership program, which is recognized after one year from the balance sheet date.

Revenue recognition

t. Revenue recognition

Revenues from leased-and-operated hotels represent primarily room rentals and food and beverage sales from the leased-and-operated hotels. Such revenues are recognized when goods are delivered and services are provided.

Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are required to pay (i) an initial franchise fee and (ii) on-going management and service fees based on a percentage of revenue which approximates 3% to 6% of the room revenues of the franchised hotels. The franchise fee is an initial one-time fee. For the franchise agreements signed under Home Inns brand Yitel brand and Motel 168 brand after its acquisition by the Group, the franchise fee is recognized as revenue when the franchised hotel opens for business, becomes non-refundable, and the Group has fulfilled all its commitments and obligations including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation, personnel recruiting and training. For the franchise agreements signed under Motel 168 brand prior to its acquisition by the Group, the franchise fee is recorded as deferred revenue when cash is received and recognized as revenue during the franchising period which usually is 5 years as the franchisees have a refund right that lapses gradually over a five-year period. On-going management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. Other revenues generated from franchise agreements include system maintenance and support fee and central reservation system usage fee, which are recognized when services are provided.

Prior to the second quarter of 2011, revenue from one-time membership fees was deferred when received and was recognized when membership records show no activity after a year. With sufficient historical information and accumulative knowledge on membership activity pattern, the Group estimated that average life of members is approximately two years. Therefore, the change in accounting estimate is applied prospectively, and revenue from one-time membership fees has been recognized over two years on a straight line basis since April 1, 2011. For the years ended December 31, 2009, 2010 and 2011, the Group recognized revenue of RMB 14,434, RMB 33,846 and RMB 79,367 from one-time membership fees, respectively. Had the Group not changed the accounting estimate of average life of membership card, revenue from one-time membership fees would have been RMB 61,603, implying an impact of RMB 17,764 to the consolidated statement of operations in 2011.

The Group continues to monitor the membership activity pattern and reassess average life of members at each period end to ensure estimate of revenue recognition period is reasonable.

Business tax and related surcharge

u. Business tax and related surcharge

The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on turnover at a total approximate rate of 5.6% and is recorded as a reduction of revenues.

Leased-and-operated hotel costs

v. Leased-and-operated hotel costs

Leased-and-operated hotel costs include all direct costs incurred in the operation of the leased-and-operated hotels and consist primarily of property rentals and related expenses, utility costs, personnel compensation, amortization of guest room consumables, amortization of leasehold improvements, depreciation of equipment, amortization of consumables costs, food and beverage.

Sales and marketing expenses

w. Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising related expenses, expenses associated with the Group’s membership reward program, payroll and related compensation for the Group’s sales and marketing personnel and entertainment expenses relating to marketing activities. Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the statements of operations as incurred and amounted to RMB 12,614, RMB 11,361 and RMB 21,944 for the years ended December 31, 2009, 2010 and 2011, respectively.

Share-based compensation

x. Share-based compensation

The Group accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation — Stock Compensation”. It requires the Group to measure at the grant date the fair value of the stock-based award and recognize compensation expense, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Group uses the Black-Scholes option pricing model to determine the fair value of stock options. The requisite service period is the vesting period, which is generally 4 years. Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

Leases

y. Leases

The Company leases certain property, plant and equipment.

Leases of property, plant and equipment are classified as operating leases when substantially all the risks and rewards of ownership of assets remain with the lessor. Payments made under operating leases net of any incentives received from the lessor are charged to the consolidated statements of operations on a straight-line basis over the terms of the underlying lease.

Leases of property, plant and equipment are classified as finance leases when the Company has substantially all the risks and rewards of ownership. Finance leases are capitalized at the lease’s commencement at the lower of the fair value of the leased property and the present value of the minimum lease payments. Each lease payment is allocated between the liability and finance charges. The corresponding rental obligations, net of finance charges, are included in finance lease liabilities. The interest element of the finance cost is charged to the statements of operations over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases are depreciated over the lease term if the lease does not meet the transfer of ownership criterion or the bargain purchase option criterion. If the lease meets either the transfer of ownership criterion or the bargain purchase option criterion, then the related assets are depreciated over the useful life of the asset.

Fixed assets capitalized under finance leases are depreciated in accordance with the Group’s policy for the depreciation of fixed assets.

Borrowing costs

z. Borrowing costs

Interests incurred in connection with term loan used for acquisition of Motel 168 are expensed as incurred. The upfront fee incurred in connection with the term loan are amortized and recorded as interest expenses over the loan period. (Refer to Note 13)

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. For the years ended December 31, 2009, 2010 and 2011, there was no capitalized interest cost.

Pre-operating expenditure

aa. Pre-operating expenditure

Pre-operating expenditure represents start-up costs, other than amounts capitalized as leasehold improvements, for leased-and-operated hotels are charged to the consolidated statements of operations in the period in which it is incurred.

Taxation

ab. Taxation

The provision for income taxes is based on the income and expense amounts recorded in our consolidated statements of operations. Income tax expenses are recorded using the liability method. Deferred tax assets or liabilities are recognized for the estimated future tax effects attributable to temporary differences and tax loss carry forwards. Deferred tax assets and liabilities are recognized and measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in statements of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the amount of deferred tax assets if it is considered more likely than not that such assets will not be realized.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is greater than 50% likely to be realized upon settlement. As of December 31, 2010 and 2011, there were no uncertain tax positions.

Other non-operating income

ac. Other non-operating income

        Other non-operating income primarily consists of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2009, 2010 and 2011, the Group received financial subsidies of RMB 6,379, RMB 14,903 and RMB 22,356, respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other non-operating income when received as there is no additional condition attached to the subsidies.

Statutory reserves

ad. Statutory reserves

The Group’s subsidiaries and VIE entities incorporated in the PRC are required to set aside 10% of their net income, after offsetting accumulated losses from prior years, and before profit distributions to the investors, as reported in its statutory accounts on an annual basis to the Statutory Surplus Reserve Fund. Once the total Statutory Surplus Reserve Fund reaches 50% of the registered capital of the respective subsidiaries and VIE entities, further appropriations are discretionary. The Statutory Surplus Reserve Fund can be used to increase the registered capital and eliminate future losses of the respective companies under PRC regulations. The Group’s Statutory Surplus Reserve Fund is not distributable to shareholders except in the event of liquidation.

Appropriations to the Statutory Surplus Reserve Fund are accounted for as a transfer from retained earnings to statutory reserves. During the years ended December 31, 2009, 2010 and 2011, the Group made total appropriations to these statutory reserves of RMB 17,597, RMB 26,523 and RMB 31,749, respectively.

Dividends

ae. Dividends

Dividends are recognized when declared. The Group has not declared or paid any dividends to its shareholders except for the noncontrolling interests.

Current PRC regulations permit PRC companies to pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries and VIE subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves (Note 2(ad)). Restricted net assets of the Company’s PRC subsidiaries and VIE subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations were RMB 3,218,515 as of December 31, 2011. In addition to the typical statutory reserves of the Company’s PRC subsidiaries and VIE subsidiaries, the restricted net assets also includes RMB 3,092,652 paid in capital.

Earnings per share

af. Earnings per share

In accordance with ASC 260 “Earnings Per Share”, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. The Company’s convertible bonds issued in 2007 and convertible notes issued in 2010 are not participating securities because the terms of the agreements do not provide any participating rights to the holders before conversion. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the monetary effect of instruments that are dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of convertible bonds and convertible notes (using the if-converted method) the vesting of restricted stock and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

Segment reporting

ag. Segment reporting

The Company follows “Disclosures about Segment of an Enterprise and Related Information” for its segment reporting. The Group operates and manages its business as a single segment. The Group primarily generates its revenues from customers in the PRC, and assets of the Group are also located in PRC. Accordingly, no geographical segments are presented.

Recent accounting pronouncements

ah. Recent accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This ASU is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-04 to have a material impact on its financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for the Company means January 1, 2012. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards is not expected to have an impact on the Group’s financial statements.

In September 2011 the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08). Under the revised guidance, entities testing for goodwill impairment have an option of performing a qualitative assessment before calculating the fair value for the reporting unit, i.e., Step 1 of the goodwill impairment test. If an entity determines, on a basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the first step of the two-step impairment test would be required. If it is not more likely than not that the fair value of the reporting unit is less than the carrying value, then goodwill is not considered to be impaired. ASU 2011-08 does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill at least annually for impairment. This ASU is effective for interim and annual periods beginning after December 15, 2011 with early adoption permitted. The Group does not expect the adoption of ASU 2011-08 to have a material impact on its financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact on the Group’s financial statements.

Certain risks and concentration

ai. Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of December 31, 2010 and 2011, substantially all of the Company’s cash was held in major financial institutions located in the PRC, Hong Kong and the United States of America, which management considers being of high credit quality. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash, cash equivalents and long term time deposit are financially sound based on public available information.

Accounts receivable are typically not collateralized and are denominated in RMB, and are derived from revenues earned from operations arising in the PRC.

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2009, 2010 and 2011. No individual customer accounted for more than 10% of accounts receivable at December 31, 2010 and 2011.

Commitments and Contingencies

aj. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.